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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09064 .

Cadre Institutional Investors Trust
(Exact name of registrant as specified in charter)

Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716
(Address of principal executive offices) (Zip code)

PFM Asset Management LLC Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716
(Name and address of agent for service)

Registrant's telephone number, including area code:  (631) 467-0200

Date of fiscal year end:  9/30/07 .

Date of reporting period:  10/1/06 to 9/30/07  .

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S ANNUAL REPORTS TO SHAREHOLDERS FOR THE YEAR ENDED SEPTEMBER 30, 2007 ARE ATTACHED BELOW.

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
CADRE RESERVE FUND - MONEY MARKET SERIES
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
MONEY MARKET PORTFOLIO
U.S. GOVERNMENT MONEY MARKET PORTFOLIO

ANNUAL REPORT

September 30, 2007

Cadre Institutional Investors Trust
Airport Corporate Center
One Corporate Center, Suite 101
Bohemia, NY 11716
888-542-8890

www.ciitfunds.com

Table of Contents

1	MESSAGE FROM THE INVESTMENT ADVISOR

3	FUND FINANCIAL STATEMENTS, INCLUDING REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

7	NOTES TO FUND FINANCIAL STATEMENTS

13	MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS, INCLUDING REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

18	NOTES TO MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

20	U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS, INCLUDING REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

24	NOTES TO U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

26	BOARD OF TRUSTEES AND OFFICERS

28	INFORMATION ABOUT EXPENSES OF THE TRUST’S SERIES

For further information on the Funds,
call 1-888-542-8890 or visit us online
at www.ciitfunds.com

The Trust filed its complete schedules of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s form N-Q filings are available on the SEC’s website at www.sec.gov. The Trust’s form N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus. The prospectus can be obtained from the Funds’ distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Funds’ proxy voting guidelines either by calling 1-888-542-8890 or visiting the SEC’s website at www.sec.gov. In addition, you may obtain a free report on the Funds’ proxy voting record during the 12 months ended June 30, 2007 either by calling 1-888-542-8890 or visiting the SEC’s website at www.sec.gov.

Message from the Investment Adviser

As a credit and liquidity crisis seized the markets in recent months, we re-doubled our efforts to protect investors in the Cadre Institutional Investors Trust (“CIIT”) portfolios and to maintain a market yield. The portfolios were well positioned to weather this crisis before it unfolded. The U.S. Government Money Market Portfolio is invested only in U.S. Treasury and Federal Agency securities, while the Money Market Portfolio is invested in these securities and high quality money market instruments. The Money Market Portfolio held some asset backed commercial paper in the first part of the year, but by mid-July its portfolio contained no investments of this type.

In the past year CIIT investors continued to benefit from short-term rates that were at their highest levels since 2000. For the 12 months ended September 30, 2007 the total returns of the Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series and Cadre Reserve Fund - U.S. Government Series (collectively the “Funds”) were as shown in the following table:

The Funds’ yields were competitive with those offered by other short-term investments.

In the first nine months of 2007, the markets struggled with mixed economic news. Slow growth of gross domestic product in the first quarter of the year was followed by two quarters of growth at nearly 4.0%--far above early year estimates and particularly surprising in light of the subprime mortgage crisis. The economy created nearly 1.1 million new jobs, or an average of 121,000 per month, and the unemployment rate remained below 5.0%. Consumer spending tracked a path of moderate growth, with retail sales averaging 4-5% over levels of a year ago.

Inflation pressures eased a bit in recent months although core prices were still above the Federal Reserve’s target range, and rising commodity prices and a weakening dollar are worrisome. Intermediate and longer-term interest rates experienced volatility as the markets reacted to this mixed bag of economic data.

The credit and liquidity crisis that began in August caused the Federal Reserve and foreign central banks to flood the markets with liquidity and the Federal Open Market Committee (“FOMC”) reduced the target overnight inter-bank borrowing rate from the 5.25% level that had prevailed for more than a year to 4.50% at the end of October.

Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -1-

Interest rates on high quality short-term investments such as those purchased for the CIIT portfolios followed suit, so that investments purchased in recent months are at a yield significantly below the yield available in early summer. Moreover, investors expect the FOMC to make further reductions in short-term rates, and thus they continue to bid up prices on short term investments, although Federal Reserve governors have stated recently that such a move is far from certain.

The FOMC may feel constrained in coming months because the move to easier money could be taken by long term investors as a sign of weakening resolve on the inflation front, and these investors could demand higher interest rates for intermediate and longer-term investments. The market dislocations of recent months have made the economy more vulnerable, and most economists see a slowdown—and some foresee a recession—over the next several quarters. Thus the Federal Reserve may feel ham-strung by the conflicting demands for market stability vs. vigilance on the inflation front.

Meanwhile, the aftershocks of the credit crisis could reverberate for months or years as the subprime mortgage problem works its way through the financial statements of banks and broker dealers. Asset-backed commercial paper is likely to play a much diminished role in providing financing for the economy, and new means of financing will likely be “invented” which will present their own challenges.

Our long-standing emphasis on safety served the CIIT funds well in recent months, and we are committed to continue on this course so that we meet the Funds’ standards of safety, liquidity and yield.

Respectfully,
PFM Asset Management LLC

November 14, 2007

Cadre Institutional Investors Trust
-2- Annual Report ~ September 30, 2007

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Cadre Institutional Investors Trust

We have audited the accompanying statements of assets and liabilities of the Cadre Liquid Asset Fund - Money Market Series, the Cadre Reserve Fund - Money Market Series, and the Cadre Reserve Fund - U.S. Government Series (“the Series”), each a series of the Cadre Institutional Investors Trust, as of September 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Series’ financial highlights for the each of the two years in the period ended September 30, 2004 were audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cadre Liquid Asset Fund - Money Market Series, the Cadre Reserve Fund - Money Market Series, and the Cadre Reserve Fund - U.S. Government Series as of September 30, 2007, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
November 16, 2007
Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -3-

Statements of Assets & Liabilities September 30, 2007	Cadre Liquid Asset Fund - Money Market Series	Cadre Reserve Fund - Money Market Series	Cadre Reserve Fund - U.S. Government Series
Assets
Investments in master portfolios, at value	$32,047,112	$270,251,158	$303,170,764
Cash	1,311	-	-
Prepaid expenses	12,792	2,030	17,580
Total assets	32,061,215	270,253,188	303,188,344
Liabilities
Administration fees payable	-	87,136	23,124
Transfer agent fees payable	-	39,188	11,648
Banking fees payable	8,362	476	-
Professional fees payable	1,866	8,763	8,392
Other accrued expenses	-	-	55,965
Total liabilities	10,228	135,563	99,129
Net Assets	$32,050,987	$270,117,625	$303,089,215
Net Assets Consist of Shares of beneficial interest, at par value of $0.001 Paid-in capital in excess of par value	$32,051 32,018,936	$270,118 269,847,507	$303,089 302,786,126
Net Assets	$32,050,987	$270,117,625	$303,089,215
Net Asset Value, Offering Price and Redemption Price Per Share	$1.00	$1.00	$1.00
Shares Issued and Outstanding (Unlimited Shares Authorized)	32,050,987	270,117,625	303,089,215

Statements of Operations For the Year Ended September 30, 2007	Cadre Liquid Asset Fund - Money Market Series	Cadre Reserve Fund - Money Market Series	Cadre Reserve Fund - U.S. Government Series
Investment Income Investment income and expenses allocated from master portfolios (see Note 1)
Interest	$2,083,510	$10,645,201	$15,801,561
Expenses	50,838	271,238	324,168
Net investment income from master portfolios	2,032,672	10,373,963	15,477,393
Expenses
Administration fees	73,691	197,924	280,779
Transfer agent fees	19,393	98,992	141,959
Banking fees	153,109	5,012	-
Professional fees	20,427	39,341	50,384
Other expenses	(33,019)	(6,254)	7,065
Total expenses	233,601	335,015	480,187
Less: administrative fee waivers	(12,358)	(18,572)	-
Net expenses	221,243	316,443	480,187
Net investment income	1,811,429	10,057,520	14,997,206
Realized net gain on sale of securities allocated from master portfolio	123	1,321	32,835
Net Increase in Net Assets	$1,811,552	$10,058,841	$15,030,041

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-4- Annual Report ~ September 30, 2007

Statements of Changes in Net Assets For the Year Ended September 30, 2007	Cadre Liquid Asset Fund - Money Market Series	Cadre Reserve Fund - Money Market Series	Cadre Reserve Fund - U.S. Government Series
Operations
Net investment income	$1,811,429	$10,057,520	$14,997,206
Realized net gain on sale of securities	123	1,321	32,835
Net increase in net assets	1,811,552	10,058,841	15,030,041
Dividends to Shareholders from
Net investment income	1,811,429	10,057,520	14,997,206
Realized net gain on sale of securities	123	1,321	32,835
Total dividends	1,811,552	10,058,841	15,030,041
Share Transactions
Shares issued	3,410,470,512	1,612,690,766	1,991,736,598
Shares redeemed	(3,434,051,856)	(1,469,687,583)	(1,853,238,536)
Dividends reinvested	1,811,552	10,058,841	15,030,041
Net (decrease) increase in net assets resulting from share transactions	(21,769,792)	153,062,024	153,528,103
Total (decrease) increase in net assets	(21,769,792)	153,062,024	153,528,103
Net Assets
Beginning of year	53,820,779	117,055,601	149,561,112
End of year	$32,050,987	$270,117,625	$303,089,215

Statements of Changes in Net Assets For the Year Ended September 30, 2006	Cadre Liquid Asset Fund - Money Market Series	Cadre Reserve Fund - Money Market Series	Cadre Reserve Fund - U.S. Government Series
Operations
Net investment income	$2,368,622	$6,439,053	$7,380,588
Realized gain/(loss) on sale of securities	(2,542)	(6,319)	(6,506)
Net increase in net assets	2,366,080	6,432,734	7,374,082

Dividends to Shareholders from
Net investment income, net of realized loss on sale of securities	(2,366,080)	(6,432,734)	(7,374,082)
Total dividends	(2,366,080)	(6,432,734)	(7,374,082)

Share Transactions
Shares issued	2,658,926,995	1,086,651,582	1,194,598,631
Shares redeemed	(2,667,751,431)	(1,086,402,311)	(1,197,546,331)
Distributions reinvested	2,366,080	6,432,734	7,374,082
Net (decrease) increase in net assets resulting from share transactions	(6,458,356)	6,682,005	4,426,382
Total (decrease) increase in net assets	(6,458,356)	6,682,005	4,426,382

Net Assets
Beginning of year	60,279,135	110,373,596	145,134,730
End of year	$53,820,779	$117,055,601	$149,561,112

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -5-

Cadre Liquid Asset Fund - Money Market Series Financial Highlights
For a share outstanding	For the Year Ended September 30,
throughout the period	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations
Net investment income	0.047	0.041	0.020	0.006	0.008
Less Dividends
Dividends from net investment income	(0.047)	(0.041)	(0.020)	(0.006)	(0.008)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000

Ratio/Supplemental Data
Total return	4.76%	4.22%	2.07%	0.56%	0.74%
Net assets, end of period (000’s)	$32,051	$53,821	$60,279	$28,503	$25,984

Ratio to average net assets:
Net investment income	4.67%	4.14%	2.11%	0.58%	0.75%
Operating expenses including
reimbursement/waiver/recoupement	0.70%	0.62%	0.62%	0.64%	0.62%
Operating expenses excluding
reimbursement/waiver/recoupement	0.73%	0.62%	0.62%	0.64%	0.62%

Cadre Reserve Fund - Money Market Series Financial Highlights
For a share outstanding	For the Year Ended September 30,
throughout the period	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations
Net investment income	0.051	0.044	0.024	0.009	0.011
Less Dividends
Dividends from net investment income	(0.051)	(0.044)	(0.024)	(0.009)	(0.011)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000

Ratio/Supplemental Data
Total return	5.19%	4.52%	2.41%	0.91%	1.09%
Net assets, end of period (000’s)	$270,118	$117,056	$110,374	$83,066	$100,636

Ratio to average net assets:
Net investment income	5.07%	4.40%	2.51%	0.89%	1.10%
Operating expenses including
reimbursement/waiver/recoupement	0.30%	0.30%	0.29%	0.30%	0.28%
Operating expenses excluding
reimbursement/waiver/recoupement	0.31%	0.30%	0.29%	0.32%	0.26%

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-6- Annual Report ~ September 30, 2007

Cadre Reserve Fund - U.S. Government Series Financial Highlights
For a share outstanding	For the Year Ended September 30,
throughout the period	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations
Net investment income	0.051	0.044	0.024	0.009	0.010
Less Dividends
Dividends from net investment income	(0.051)	(0.044)	(0.024)	(0.009)	(0.010)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000

Ratio/Supplemental Data
Total return	5.19%	4.45%	2.41%	0.89%	1.01%
Net assets, end of period (000’s)	$303,089	$149,561	$145,135	$133,688	$179,348

Ratio to average net assets:
Net investment income	5.07%	4.37%	2.38%	0.87%	0.97%
Operating expenses including
reimbursement/waiver/recoupement	0.27%	0.32%	0.29%	0.30%	0.33%
Operating expenses excluding
reimbursement/waiver/recoupement	0.27%	0.32%	0.29%	0.29%	0.27%

The accompanying notes are an integral part of these financial statements.

Notes to Fund Financial Statements

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust"), was organized in April 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series (“Liquid Asset Fund”), the Cadre Reserve Fund - Money Market Series (“Money Reserve Fund”) and the Cadre Reserve Fund - U.S. Government Series (“Government Reserve Fund”) (collectively, the “Funds”). The Funds commenced operations on May 3, 1999, May 19, 1999 and January 5, 1999, respectively.

The Liquid Asset Fund and the Money Reserve Fund invest all of their investable assets in the Money Market Portfolio (the "Money Portfolio"). The Government Reserve Fund invests all of its investable assets in the U.S. Government Money Market Portfolio (the “Government Portfolio”). The Money Portfolio and the Government Portfolio (collectively “the Portfolios”) are both series of the Trust that have substantially the same investment objectives, policies and restrictions as the Funds which invest in them.

Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007  -7-

The value of the Liquid Asset Fund’s and Money Reserve Fund’s investments in the Money Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each fund’s proportionate interest in the net assets of the Money Portfolio (10.6% for Liquid Asset Fund and 89.4% for Money Reserve Fund at September 30, 2007.) The value of the Government Reserve Fund’s investments in the Government Portfolio, as reflected in the Statements of Assets and Liabilities, reflects that fund’s proportionate interest in the net assets of the Government Portfolio (100.0% at September 30, 2007.) The Funds’ performance is directly affected by the performance of the Portfolio in which it is invested. The financial statements of the Portfolios, including each Portfolio’s Statement of Net Assets, are included later in this report and should be read in conjunction with the Funds’ financial statements.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Valuation of Securities The Funds determine the valuation of their investment in each Portfolio by multiplying its proportionate ownership of each Portfolio by the total value of the Portfolio’s net assets. Each Portfolio's policies for determining the value of its net assets are discussed in the Portfolio’s financial statements, which accompany this report.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, Fair Value Measurements (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15,
2007. The Funds’ management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Investment Income The Funds record their proportionate share of each Portfolio’s net investment income and realized gains and losses each day.

Dividends to Shareholders Substantially all of the Funds’ net investment income and net realized short-term capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds’ daily dividend rate. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Funds’ fiscal year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes Each Fund is treated as a separate entity for federal income tax purposes. The Funds intend to continue to qualify as "regulated investment companies” under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve them from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required. At September 30, 2007, the cost of securities for Federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for Federal income tax purposes. The components of each Fund’s net assets on a tax basis are materially the same as the book components of each Portfolio’s net assets.

Cadre Institutional Investors Trust
-8- Annual Report ~ September 30, 2007

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in each Funds’ net asset value calculations as late as each Funds’ last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report for the six-month period ended March 31, 2008. Although each Fund’s tax positions are currently being evaluated, the Funds’ management does not expect the adoption of FIN 48 to have a material impact on each Fund’s financial statements.

Expenses Expenses incurred by the Trust with respect to any two or more series of the Trust are allocated proportionately to each series’ net assets, except where allocation of direct expenses to a series can otherwise be made fairly. Expenses directly attributable to a series are charged to that series.

Note 3 - Transactions with Affiliates

Under an Administration Agreement with the Trust, PFM Asset Management LLC (“PFM”) is responsible for certain aspects of the administration and operation of the Funds. For its services, PFM is paid an annual fee based on the Funds’ average daily net assets according to the following schedule:

Asset Net Assets	Cadre Liquid Asset Fund - Money Market Series	Cadre Reserve Fund - Money Market Series	Cadre Reserve Fund - U.S. Government Series
0 - $250,000,000	0.19%	0.10%	0.10%
$250,000,001 - $1,000,000,000	0.165%	0.075%	0.075%
Over $1,000,000,000	0.14%	0.05%	0.05%

Under a Transfer Agent Agreement with the Trust, PFM is responsible for providing shareholder recordkeeping services to the Funds. For its services, PFM is paid an annual fee of 0.05% of each Fund’s first $250 million average daily net assets, 0.04% of each Fund’s next $750 million average daily net assets and 0.03% of each Fund’s average daily net assets in excess of $1 billion.

The Trust, on behalf of the Funds, has entered into a Distribution Agreement with PFM’s wholly-owned subsidiary, PFM Fund Distributors, Inc. (“PFM Fund Distributors”), under which PFM Fund Distributors acts as the exclusive distributor of each Fund’s shares. PFM Fund Distributors is not compensated for its services.

Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -9-

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid by the Trust an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an annual retainer of $2,500. Members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives an annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of its series, has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

Note 4 - Waiver of Fees and Reimbursement of Expenses

PFM has voluntarily agreed to waive a portion of its fees and to reimburse the Money Reserve Fund and Government Reserve Fund for certain expenses to the extent the total operating expenses of the Funds exceed an annualized percentage of 0.30% and 0.33%, respectively, of each Fund’s average daily net assets. PFM also voluntarily waived $12,358 of the fees to which it was entitled from the Liquid Asset Fund for the year ended September 30, 2007 in order to reduce the Liquid Asset Fund’s overall operating expenses.

The Trust has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which each Fund is obligated to reimburse PFM for any waived fees or reimbursed expenses to the extent the Fund’s total operating expenses are below the expense limitation. PFM has determined that some reimbursable costs were unrecoverable under the Plan. The balances due to PFM have been reduced by these amounts. The chart below depicts the fees waived by both PFM during the year ended September 30, 2007 and cumulatively by PFM or the prior administrator for the Money Reserve Fund so that the Fund could meet these expense limitations. The chart below also includes the amounts reimbursed to PFM and the amounts deemed unrecoverable under the Plan both during the year ended September 30, 2007 and cumulatively by both PFM and the Trust’s prior administrator, as well as the amounts which remain to be recoverable as of September 30, 2007 for the Fund.

	Cadre Reserve Fund - Money Market Series
	Current Period	Life to Date
Waived fees	$18,572	$173,238
Subsidized expenses	0	56,305
Total waivers and subsidies	18,572	229,543
Amounts reimbursed	0	140,583
Amount unrecoverable	0	67,319
Remaining recoverable	$18,572	$21,641

Cadre Institutional Investors Trust
-10- Annual Report ~ September 30, 2007

Note 5 - Governmental Accounting Standards (Unaudited)

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of September 30, 2007 have been provided for the information of the Funds’ shareholders. Since the Funds invest all of their investable assets in the Portfolios, the information which follows represents that of the securities held by each respective Portfolio.

Credit Risk

The Money Portfolio invests in short-term debt securities, including: debt obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"); certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks; commercial paper and other obligations of domestic corporations; and repurchase agreements with respect to the foregoing types of securities. The Government Portfolio invests in short-term debt securities, including Government Securities and repurchase agreements with respect to Government Securities. Investments purchased by the Portfolios must be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization), or, if unrated, be of comparable quality as determined in accordance with procedures established by the Trust's Board of Trustees

As of September 30, 2007, each Portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	Percentage of Money Portfolio	Percentage of Government Portfolio
AAA	6.0%	97.0%
A-1+	82.0%	3.0%
A-1	8.0%	-
AA	4.0%	-

The above ratings of investments held by the Portfolios include the ratings of collateral underlying repurchase agreements in effect at September 30, 2007.

Concentration of Credit Risk

The Money Portfolio may invest more than 25% of the value of its net assets in obligations of domestic banks and each Portfolio may also invest more than 25% of the value of its net assets in Government Securities. The Portfolios do not invest in obligations of foreign banks or their U.S. branches. The Portfolios’ investments at September 30, 2007 included securities of the following issuers which individually represented greater than 5% of the Portfolios’ total investments:

Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -11-

Issuer	% of Money Portfolio	% of Government Portfolio
Goldman Sachs Group	< 5%	21.8%
Deutsche Bank	< 5%	21.8%
Bear Stearns & Co.	6.1%	20.9%
Bank of America	< 5%	15.1%
Federal Home Loan Bank	-	9.0%
Fannie Mae	-	5.8%
Freddie Mac	-	5.2%

Interest Rate Risk

Each Portfolio’s investment policy limits its exposure to market value fluctuations due to changes in interest rates by requiring that (1) the Portfolio maintain a dollar-weighted average maturity of not greater than ninety days; and (2) requiring that any investment securities purchased by the Portfolio have remaining maturities of 397 days or less.

The weighted average maturity of the Money Portfolio and Government Portfolio entire portfolios at September 30, 2007 were 55 days and 49 days, respectively. The fair value and weighted average maturity of the types of investments each Portfolio was invested in at September 30, 2007 was follows:

	Money Portfolio		Government Portfolio
Type of Investments	Fair Value	Weighted Average Maturity	Fair Value	Weighted Average Maturity
Repurchase Agreements	$18,445,000	1 Day	$237,300,000	10 Days
Certificates of Deposit	69,508,769	39 Days	-	-
Commercial Paper	213,684,705	65 Days	-	-
U.S. Government Agency Bonds	-	-	8,917,639	38 Days
U.S. Government Agency Notes	-	-	51,286,245	230 Days
	$301,638,474		$297,503,884

The weighted average maturities shown above are calculated based on the stated maturity dates of investments with the following exceptions: (1) any floating or variable rate securities are assumed to have an effective maturity of the date upon with the security’s interest rate next resets; and (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date.

Cadre Institutional Investors Trust
-12- Annual Report ~ September 30, 2007

Money Market Portfolio
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Cadre Institutional Investors Trust

We have audited the accompanying statement of assets and liabilities of the Money Market Portfolio (the “Portfolio”), a series of the Cadre Institutional Investors Trust, including the statement of net assets, as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Portfolio’s financial highlights for the each of the two years in the period ended September 30, 2004 were audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cadre Institutional Investors Trust Money Market Portfolio as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
November 16, 2007
Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -13-

Money Market Portfolio
Statement of Net Assets
September 30, 2007		Face Amount	Value
Certificates of Deposit (22.99%)
BNP Paribas (NY)
5.34%	11/9/07	$10,000,000	$9,998,825
Calyon (NY)
5.32%	10/26/07	11,000,000	11,000,000
CIBC
5.33%	11/5/07	12,000,000	12,000,000
DEPFA Bank
5.32%	10/9/07	10,000,000	10,000,000
HBOS Treasury Services
5.32%	10/31/07	12,000,000	12,000,000
Royal Bank of Scotland (NY)
5.30%	12/14/07	13,000,000	13,009,944
5.15%	1/2/08	1,500,000	1,500,000
Total Certificates of Deposit			69,508,769

Commercial Paper (70.69%)
ABN Amro North America Finance
5.82%	11/16/07	10,000,000	9,926,783
Bank of America
5.43%	11/19/07	12,000,000	11,912,535
Barclays US Funding LLC
5.52%	11/26/07	4,000,000	3,966,120
5.45%	1/17/08	10,000,000	9,839,500
5.18%	1/28/08	1,000,000	983,175
BNP Paribas (NY)
5.59%	12/13/07	4,000,000	3,955,308
CitiGroup Funding
5.33%	10/31/07	12,000,000	11,947,500
5.45%	3/20/08	2,000,000	1,949,650
CS First Boston
5.49%	11/14/07	12,000,000	11,920,653
Deutsche Bank
5.40%	11/26/07	12,000,000	11,900,507
General Electric Capital Corporation
5.21%	2/15/08	14,000,000	13,728,283
Goldman Sachs Group
*5.18%	6/20/08	14,000,000	14,000,000
HSBC
5.12%	12/19/07	4,000,000	3,955,672
5.12%	12/28/07	10,000,000	9,876,556
JP Morgan Chase
5.12%	1/22/08	14,000,000	13,778,959
Merrill Lynch
5.34%	10/31/07	12,000,000	11,947,200

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-14- Annual Report ~ September 30, 2007

 Money Market Portfolio
Statement of Net Assets continued
September 30, 2007
		Face Amount	Value
Commercial Paper (70.69%) continued
Morgan Stanley
*5.01%	10/24/07	$4,000,000	$4,000,000
*5.01%	11/30/07	5,000,000	5,000,000
5.66%	1/30/08	2,000,000	1,962,759
5.61%	2/28/08	3,000,000	2,931,750
Societe Generale
5.32%	10/11/07	11,000,000	10,983,959
5.08%	12/20/07	2,500,000	2,472,167
5.17%	1/3/08	1,500,000	1,480,045
Toronto Dominion
5.31%	10/10/07	12,000,000	11,984,220
Toyota Motor Credit
5.38%	12/20/07	14,000,000	13,835,111
UBS Finance Delaware LLC
5.60%	10/15/07	1,143,000	1,140,537
5.60%	1/10/08	10,500,000	10,338,126
5.50%	1/17/08	2,000,000	1,967,630
Total Commercial Paper			213,684,705

Repurchase Agreements (6.10%)
Bear Stearns
5.13%	10/1/07	18,445,000	18,445,000

(Dated 9/28/07, repurchase price $18,452,885, collateralized by Fannie Mae securities, 4.32% to 7.38%, maturing 8/1/18 to 7/1/35, market value $11,971,886; and Freddie Mac securities, 4.72% to 7.46%, maturing 2/1/30 to 8/1/35, market value $6,845,026)

Total Repurchase Agreements			18,445,000
Total Investments (99.78%)			301,638,474
Other Assets in Excess of Other Liabilities (0.22%)			659,796
Net Assets (100.00%)			$302,298,270

* Floating Rate Note, rate shown is that which was in effect at September 30, 2007.

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -15-

Money Market Portfolio
Statement of Assets and Liabilities
September 30, 2007

Assets
Investments, at value	$301,638,474
Cash	4,036
Interest receivable	747,324
Prepaid expenses	19,149
Total assets	302,408,983
Liabilities
Investment advisory fees payable	18,613
Custodian fees payable	4,095
Professional fees payable	12,910
Other accrued expenses	75,095
Total liabilities	110,713
Net Assets	$302,298,270
Net Asset Value, Offering Price and Redemption Price Per Share	$1.00
Shares Issued and Outstanding (Unlimited Shares Authorized)	302,298,270

Statement of Operations For the Year Ended September 30, 2007
Investment Income
Interest	$20,168,306
Expenses
Investment advisory fees	299,890
Custodian fees	26,880
Professional fees	48,505
Trustees’ fees and expenses	30,312
Insurance premiums	30,494
Rating fees	2,993
Other expenses	9,888
Net expenses	448,962
Net investment income	19,719,344
Realized net gain on sale of securities	1,466
Net Increase in Net Assets	$19,720,810

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-16- Annual Report ~ September 30, 2007

Money Market Portfolio
Statements of Changes in Net Assets	For the Year Ended September 30,
	2007	2006
Operations
Net investment income	$19,719,344	$73,073,360
Realized net gain/(loss) on sale of securities	1,466	(71,665)
Net increase in net assets	19,720,810	73,001,695
Distribution to Investors from
Net investment income, net of realized net loss on sale of securities	(19,719,344)	(73,001,695)
Realized net gain on sale of securities	(1,466)	-
Total distributions	(19,720,810)	(73,001,695)
Share Transactions
Contributions	2,127,157,217	9,597,606,933
Withdrawals	(3,766,358,391)	(9,372,149,624)
Distributions reinvested	19,720,810	73,001,695
Net (decrease) increase in net assets resulting from beneficial interest transactions	(1,619,480,364)	298,459,004
Total (decrease) increase in net assets	(1,619,480,364)	298,459,004
Net Assets
Beginning of year	1,921,778,634	1,623,319,630
End of year	$302,298,270	$1,921,778,634

Financial Highlights

For a share outstanding	For the Year Ended September 30,
throughout the period	2007	2006	2005	2004	2003

Ratio/Supplemental Data
Total return	5.35%	4.71%	2.60%	1.11%	1.28%
Net assets, end of period (000)	$302,298	$1,921,779	$1,623,320	$1,740,077	$1,610,890
Ratio to average net assets:
Net investment income	5.24%	4.64%	2.57%	1.20%	1.27%
Operating expenses	0.12%	0.10%	0.10%	0.10%	0.09%

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -17-

Notes to Money Market Portfolio Financial Statements

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust"), was organized in April 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, Fair Value Measurements (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15,
2007. The Portfolio’s management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Distributions to Investors The Portfolio allocates its net investment income and realized gains and losses from investment transactions to its investors on a daily basis in proportion to their investment in the Portfolio. Allocated income is declared as a distribution on a daily basis.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is maintained in an account at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Cadre Institutional Investors Trust
-18- Annual Report ~ September 30, 2007

Federal Income Taxes The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Expenses Expenses incurred by the Trust with respect to any two or more series of the Trust are allocated proportionately to each series’ net assets, except where allocation of direct expenses to a series can otherwise be made fairly. Expenses directly attributable to a series are charged to that series.

Note 3 - Transactions with Affiliates

Under an Investment Advisory Agreement with the Trust, PFM Asset Management LLC (“PFM”) provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio’s average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFM, acts as the exclusive distributor of the Portfolio's shares. The Distributor is not compensated for its services by the Portfolio.

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid by the Trust an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an annual retainer of $2,500. Members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives an annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of its series, has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.
Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -19-

U.S. Government Money Market Portfolio
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Cadre Institutional Investors Trust

We have audited the accompanying statement of assets and liabilities of the U.S. Government Money Market Portfolio (the “Portfolio”), a series of the Cadre Institutional Investors Trust, including the statement of net assets, as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Portfolio’s financial highlights for the each of the two years in the period ended September 30, 2004 were audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cadre Institutional Investors Trust U.S. Government Money Market Portfolio as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
November 16, 2007

Cadre Institutional Investors Trust
-20- Annual Report ~ September 30, 2007

U.S. Government Money Market Portfolio
Statement of Net Assets
September 30, 2007		Face Amount	Value
U.S. Government and Agency Obligations (19.86%)
Fannie Mae Discount Notes
4.63%	11/7/07	$8,960,000	$8,917,639
Fannie Mae Notes (Callable)
4.80%	12/13/07	1,250,000	1,250,316
5.30%	1/8/08	5,000,000	5,000,000
5.37%	6/30/08	2,000,000	1,960,332
Federal Home Loan Bank Notes (Callable)
5.32%	11/21/07	7,000,000	6,999,475
5.31%	1/15/08	2,000,000	1,987,412
5.30%	2/20/08	2,000,000	1,997,502
4.75%	6/10/08	1,000,000	1,001,605
5.08%	6/27/08	2,000,000	1,998,668
5.41%	7/30/08	1,000,000	999,456
5.45%	8/15/08	4,000,000	4,000,000
5.30%	8/20/08	2,800,000	2,801,521
5.30%	9/10/08	5,000,000	5,000,000
Freddie Mac Notes (Callable)
5.07%	5/22/08	1,340,000	1,327,676
5.27%	6/15/08	1,000,000	991,304
5.35%	7/22/08	1,090,000	1,070,164
5.36%	8/13/08	12,000,000	12,001,407
Overseas Private Investment Corporation
5.46%	12/14/07	909,100	899,407
Total U.S. Government and Agency Obligations			60,203,884

Repurchase Agreements (78.27%)
Bank of America
5.05%	10/1/07	45,000,000	45,000,000
(Dated 9/28/07, repurchase price $45,018,938, collateralized by Freddie Mac securities, 5%, maturing 4/1/35, market value $45,919,317)
Bear Stearns
5.13%	10/1/07	62,300,000	62,300,000

(Dated 9/28/07, repurchase price $62,326,633, collateralized by Fannie Mae securities, 4.55% to 7%, maturing 11/1/30 to 10/1/36, market value $17,753,877; and Freddie Mac securities, 4.68% to 7.26%, maturing 9/1/15 to 5/1/37, market value $45,793,449)

Deutsche Bank
5.10%	10/1/07	65,000,000	65,000,000
(Dated 9/28/07, repurchase price $65,027,625, collateralized by Fannie Mae securities, 4.5% to 6%, maturing 10/1/18 to 8/1/37, market value $66,328,178)

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -21-

U.S. Government Money Market Portfolio
Statement of Net Assets continued
September 30, 2007
		Face Amount	Value
Repurchase Agreements (78.27%) continued
Goldman Sachs Group
5.08%	10/1/07	$35,000,000	$ 35,000,000

(Dated 9/28/07, repurchase price $35,014,817, collateralized by Fannie Mae securities 4.19% to 6%, maturing 4/1/17 to 1/1/37, market value $22,636,014; and Freddie Mac securities, 4.59% to 5.25%, maturing 4/1/35 to 2/1/36, market value $13,063,986)

5.27%	12/10/07	30,000,000	30,000,000

(Dated 9/28/07, repurchase price $30,000,000 plus accrued interest of $61,483 (interest paid bi-weekly), collateralized by Fannie Mae securities, 4.15% to 7.5%, maturing 3/1/09 to 1/1/37, market value $29,174,817; and Freddie Mac securities, 5.5% to 6.5%, maturing 10/1/33 to 12/1/34, market value $1,425,183)

Total Repurchase Agreements			237,300,000
Total Investments (98.13%)			297,503,884
Other Assets in Excess of Other Liabilities (1.87%)			5,666,880
Net Assets (100.00%)			$303,170,764

Statement of Assets and Liabilities
September 30, 2007

Assets
Investments, at value	$297,503,884
Cash	27,728
Receivable for securities sold	5,020,934
Interest receivable	640,112
Prepaid expenses	19,149
Total assets	303,211,807
Liabilities
Investment advisory fees payable	14,421
Custodian fees payable	4,929
Professional fees payable	20,146
Other accrued expenses	1,547
Total liabilities	41,043
Net Assets	$303,170,764
Net Asset Value, Offering Price and Redemption Price Per Share	$1.00
Shares Issued and Outstanding (Unlimited Shares Authorized)	303,170,764

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-22- Annual Report ~ September 30, 2007

U.S. Government Money Market Portfolio
Statement of Operations For the Year Ended September 30, 2007
Investment Income
Interest	$16,532,713
Expenses
Investment advisory fees	186,529
Custodian fees	28,285
Trustees’ fees and expenses	21,078
Professional fees	63,334
Insurance premiums	13,523
Ratings fees	17,833
Other expenses	8,067
Net expenses	338,649
Net investment income	16,194,064
Realized net gain on sale of securities	32,327
Net Increase in Net Assets	$16,226,391

Statements of Changes in Net Assets	For the Year Ended September 30,
	2007	2006
Operations
Net investment income	$16,194,064	$12,665,464
Realized net gain/(loss) on sale of securities	32,327	(10,142)
Net increase in net assets	16,226,391	12,655,322
Distributions to Investors from
Net investment income, net of realized loss on sale of securities	(16,194,064)	(12,655,322)
Realized net gain on sale of securities	(32,327)	-
Total distributions	(16,226,391)	(12,655,322)
Share Transactions
Contributions	1,271,029,554	1,236,115,537
Withdrawals	(1,252,739,419)	(1,231,862,490)
Distributions reinvested	16,226,391	12,655,322
Net increase in net assets resulting from beneficial interest transactions	34,516,526	16,908,369
Total increase in net assets	34,516,526	16,908,369
Net Assets
Beginning of year	268,654,238	251,745,869
End of year	$303,170,764	$268,654,238

Financial Highlights
For a share outstanding	For the Year Ended September 30,
throughout the period	2007	2006	2005	2004	2003

Ratio/Supplemental Data
Total return	5.35%	4.65%	2.60%	1.09%	1.24%
Net assets, end of period (000)	$303,171	$268,654	$251,746	$229,427	$298,547
Ratio to average net assets:
Net investment income	5.21%	4.55%	2.58%	1.17%	1.19%
Operating expenses	0.11%	0.11%	0.10%	0.10%	0.09%

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -23-

Notes to U.S. Government Money Market Portfolio Financial Statements

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust"), was organized in April 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, Fair Value Measurements (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15,
2007. The Portfolio’s management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Distributions to Investors The Portfolio allocates its net investment income and realized gains and losses from investment transactions to its investors on a daily basis in proportion to their investment in the Portfolio. Allocated income is declared as a distribution on a daily basis.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is maintained in an account at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Cadre Institutional Investors Trust
-24- Annual Report ~ September 30, 2007

Federal Income Taxes The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Expenses Expenses incurred by the Trust with respect to any two or more series of the Trust are allocated proportionately to each series’ net assets, except where allocation of direct expenses to a series can otherwise be made fairly. Expenses directly attributable to a series are charged to that series.

Note 3 - Transactions with Affiliates

Under an Investment Advisory Agreement with the Trust, PFM Asset Management LLC (“PFM”) provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.06% of the Portfolio’s average daily net assets.

PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFM, acts as the exclusive distributor of the Portfolio's shares. The Distributor is not compensated for its services by the Portfolio.

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid by the Trust an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an annual retainer of $2,500. Members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives an annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of its series, has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -25-

Board of Trustees and Officers
(Unaudited)

The Board of Trustees has the overall responsibility for monitoring the operations of the Trust, the Funds and the Portfolios and for supervising the services provided by PFM and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust.

Set forth below is information with respect to each of the Trustees and officers of the Trust as of September 30, 2007, including their principal occupations during the past five years.

Name, Position Held with Fund, (Served Since), Birthyear	Principal Occupation(s) During the Past Five Years; (Number of Portfolios in Fund Complex Overseen by Director)	Other Directorships Held
INDEPENDENT TRUSTEES
Michael P. Flanagan Chairman (2002) & Trustee (2000) Birthyear: 1949
State Superintendent of Education, State
of Michigan, 2005 to present; Executive Director, Michigan Association of School Administrators, 2001 to 2005; County Superintendent, Wayne Regional Educational Service Agency, 1994 to 2000;
(7)

Michigan Virtual University, Early Childhood Investment Corporation
Harvey A. Fein Trustee (1997) Birthyear: 1946	Vice President, Internal Audit, Molina Healthcare, 1995 to 2007; (7)	None
C. Roderick O’Neil Trustee (1997) Birthyear: 1931	Chairman, O’Neil Associates, 1987 to present; (7)	MDT Funds; Bushnell Memorial Hall; Hartford Foundation for Public Giving; Riverfront Recapture, Inc.
Brian M. Marcel Trustee (2004) Birthyear: 1962	Assistant Superintendent Business Services, Washtenaw Intermediate School District, 1994 to present; (7)	Michigan Liquid Asset Fund Plus
Jack G. Williams, Jr. Trustee (2004) Birthyear: 1952
Mortgage Banker, Great Northern Financial, 2002 to present; Realtor, Century 21 - Moline, 2001 to present; Consultative Administrator, Mission Nursing Home, 2001 to 2002; Administrator, Elim Home - Milaca, 1996 to 2001;
(7)
Cambridge-Isanti ISD911; Oak Land Vocational Coop; Minnesota School Boards Association; Minnesota School District Liquid Asset Fund Plus; Grandview Christian Ministries

Cadre Institutional Investors Trust
-26- Annual Report ~ September 30, 2007

Name, Position Held with Fund, (Served Since), Birthyear	Principal Occupation(s) During the Past Five Years; (Number of Portfolios in Fund Complex Overseen by Officer)	Other Directorships Held
OFFICERS
Martin P. Margolis President (2004) Birthyear: 1944	President, PFM Asset Management, 2001 to present; President, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1986 to present; (10)	Commonwealth Cash Reserve Fund, Inc.
Debra J. Goodnight Treasurer (2004) Birthyear: 1955	Secretary, PFM Asset Management LLC, 2001 to present; Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1991 to present; (10)	None
Timothy P. Sullivan Secretary (2004) Birthyear: 1969
Managing Director, PFM Asset Management LLC, 2004 to present; Managing Director, Public Financial Management, Inc., 2004 to present; First Vice President, Cadre Financial Services, Inc., 1986 to 2004;
(7)

None
David Unkovic, Esq. Chief Compliance Officer (2007) Birthyear: 1954	Managing Director, PFM Asset Management LLC, 2006-present; Managing Director, Public Financial Management, Inc., 2006-present; Partner, Saul Ewing LLP 1979-2006 (10)
Daniel R. Hess Assistant Treasurer (2004) Birthyear: 1974	Senior Managing Consultant, PFM Asset Management LLC, 2001 to present; (10)	None
Jennifer L. Scheffel, Esq. Assistant Secretary (2004) Birthyear: 1972
Senior Managing Consultant, PFM Asset Management LLC, 2004 to present; Assistant Vice President, Ambac Financial Group, Inc., 2004; Assistant Vice President, Chief Compliance Officer, Cadre Financial Services, Inc., 2002 to 2004;
(10)

None

The mailing address of each Independent Director and of Ms. Scheffel is Airport Corporate Center, One Corporate Plaza, Suite 101, Bohemia, NY 11716. The mailing address of Mr. Sullivan is 222 North LaSalle, Suite 910, Chicago, IL 60601. The mailing address of Mr. Margolis, Ms. Goodnight, Mr. Unkovic and Mr. Hess is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17011.

Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -27-

Each Trustee is a person who is not an “interest person”, as defined by the Investment Company Act of 1940, of the Trust and is paid fees by the Trust. The Trustees are paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. In addition to these fees, the Chairman receives an annual retainer of $2,000. If such Trustees serve as members of the Audit Committee or the Nominating and Governance Committee, they receive an attendance fee of $750 for each Audit Committee and Nominating and Governance Committee meeting they attend, with the Chairman of the Audit Committee and the Chairman of the Nominating and Governance Committee receiving an additional $2,000 and $1,500 annual fee, respectively. For the year ended September 30, 2007, fees paid to the Trustees totaled $72,000.

The Audit Committee is comprised of Harvey A. Fein, C. Roderick O’Neil and Brian M. Marcel. The Board of Trustees has determined that Mr. Fein, who serves as Chairman of the Audit Committee, is an audit committee financial expert. The primary functions of the Audit Committee are to select and retain independent accountants to conduct the annual audit and review of the Trust's financial statements, review with the independent accountants the outline, scope and results of the annual audit, and review the performance and fees charged by the independent accountants for professional services. The Audit Committee held 3 meetings during the year ended September 30, 2007.

The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board of Trustees and the Trust's various committees. The Nominating and Governance Committee is comprised of C. Roderick O’Neil (Chairman of the Committee), Michael P. Flanagan and Jack G. Williams, Jr. The Nominating and Governance Committee held 3 meetings during the year ended September 30, 2007.

Officers of the Trust receive no compensation from the Trust. Officers are re-elected annually. As of September 30, 2007, the Trustees and Officers of the Trust, as a group, owned no outstanding shares of the Trust or any of its series.

The Trust’s Statement of Additional Information (SAI) includes additional information about the Officers and Trustees, and is available without charge, upon request by calling 1-888-542-8890.

Information About the Expenses of the Trust’s Series
(Unaudited)

As shareholders of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. The Funds and Portfolios do not charge their investors distribution (12b-1) fees. With the exception of certain overdraft fees, the Funds or Portfolios do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds and Portfolios do incur operating expenses. So when invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended September 30, 2007. This example illustrates your fund’s expenses in two ways:

Cadre Institutional Investors Trust
-28- Annual Report ~ September 30, 2007

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled “Expenses Paid per $1,000 During the Period” for your Fund to estimate the expenses you paid on your account with that particular Fund during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds to those of other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment for the Six Months Ended September 30, 2007
Based on Actual Fund Expenses and Returns	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid per $1,000 During Period*
Money Market Portfolio (Master)	$ 1,000.00	$ 1,027.17	$ 0.72
Cadre Liquid Asset Fund - Money Market Series (Feeder)	$ 1,000.00	$ 1,023.97	$ 3.82
Cadre Reserve Fund - Money Market Series (Feeder)	$ 1,000.00	$ 1,026.38	$ 1.51
U.S. Government Money Market Portfolio (Master)	$ 1,000.00	$ 1,027.11	$ 0.56
Cadre Reserve Fund - U.S. Government Series (Feeder)	$ 1,000.00	$ 1,026.44	$ 1.26

Based on Actual Fund Expenses and a Hypothetical 5% Return
Money Market Portfolio (Master)	$ 1,000.00	$ 1,024.36	$ 0.72
Cadre Liquid Asset Fund - Money Market Series (Feeder)	$ 1,000.00	$ 1,021.29	$ 3.82
Cadre Reserve Fund - Money Market Series (Feeder)	$ 1,000.00	$ 1,023.57	$ 1.51
U.S. Government Money Market Portfolio (Master)	$ 1,000.00	$ 1,024.51	$ 0.56
Cadre Reserve Fund - U.S. Government Series (Feeder)	$ 1,000.00	$ 1,023.83	$ 1.26

*  Expenses are based on the Funds’ annualized expense ratios of 0.14%, 0.75%, 0.30%, 0.11% and 0.25% for the Money Market Portfolio, Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series, U.S. Government Money Market Portfolio and Cadre Reserve Fund - U.S. Government Series, respectively, multiplied by the average account value over the period, multiplied by 183 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transaction costs. The expenses of each of the feeder funds listed above the invests in the Portfolios reflect both the expense allocated to such feeders from the master Portfolio, as well as the individual expenses of the feeder fund itself. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees except in overdraft situations; however other funds used to compare to may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

Cadre Institutional Investors Trust
Annual Report ~ September 30, 2007 -29-

Fund Information: 1-888-542-8890 www.ciitfunds.com

Investment Adviser, Administrator and Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101

Airport Corporate Center
One Corporate Center, Suite 101
Bohemia, NY 11716

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101

Custodian
U.S. Bank, National Association
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

Item 2. Code of Ethics.

THE REGISTRANT HAS A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. ON JANUARY 31, 2007, THIS CODE OF ETHICS WAS AMENDED TO MAKE CERTAIN TECHNICAL, NON-MATERIAL CHANGES. SPECIFICALLY, REFERENCE TO RULE 17J-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT) WAS DELETED, GIVEN ITS NON-APPLICABILITY TO THE REGISTRANT. THE CODE OF ETHICS AS SO AMENDED IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.

DURING THE YEAR ENDED SEPTEMBER 30, 2007, THERE WERE NO AMENDMENTS TO ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS, NOR WERE THERE ANY WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT’S BOARD OF TRUSTEES HAS DESIGNATED HARVEY A. FEIN AS THE REGISTRANT’S AUDIT COMMITTEE FINANCIAL EXPERT. MR. FEIN IS DEEMED TO BE “INDEPENDENT” FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD OF TRUSTEES); AND (2) HE IS NOT AN “INTERESTED PERSON” OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT”).

Item 4. Principal Accountant Fees and Services.

AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANT’S PRINCIPAL ACCOUNTANT FOR THE SERVICES LISTED BELOW WERE AS FOLLOWS:

	FISCAL YEAR	FISCAL YEAR
	ENDED	ENDED
	9/30/07	9/30/06

(a) AUDIT FEES:	$73,500	$69,300

(b) AUDIT-RELATED FEES:	$0	$0

(c) TAX FEES*:	$22,580	$21,300

(d) ALL OTHER FEES:	$0	$0

*	REPRESENTS TAX COMPLIANCE SERVICES FOR THE ANNUAL FEDERAL AND STATE TAX FILINGS OF THE REGISTRANT’S SERIES RELATED TO THE FISCAL YEARS SHOWN IN THE TABLE ABOVE.

(e) (1) THE REGISTRANT’S AUDIT COMMITTEE OPERATES PURSUANT TO AN AMENDED AND RESTATED AUDIT COMMITTEE CHARTER. PURSUANT TO THE REGISTRANT’S AUDIT COMMITTEE CHARTER, THE AUDIT COMMITTEE BEARS DIRECT RESPONSIBILITY FOR THE APPOINTMENT, COMPENSATION, RETENTION AND OVERSIGHT OF THE REGISTRANT’S INDEPENDENT AUDITORS FOR THE PURPOSE OF PREPARING OR ISSUING AN AUDIT REPORT OR PERFORMING OTHER AUDIT, REVIEW OR ATTEST SERVICES, INCLUDING SETTING THE COMPENSATION OF THE INDEPENDENT AUDITORS FOR SUCH SERVICES. THE AUDIT COMMITTEE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE PRE-APPROVE (1) ALL AUDIT AND NON-AUDIT SERVICES THAT THE INDEPENDENT AUDITORS PROVIDE TO THE REGISTRANT AND (2) ALL NON-AUDIT SERVICES THAT THE INDEPENDENT AUDITORS PROVIDE TO THE REGISTRANT’S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT, IF THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT.

(e)(2) THE ONLY NON-AUDIT SERVICES BILLED BY THE REGISTRANT’S ACCOUNTANT TO THE REGISTRANT RELATE SOLELY TO TAX SERVICES, WHICH ARE DISCLOSED IN ITEM 4(c) ABOVE. ALL TAX SERVICES PROVIDED BY THE REGISTRANT’S ACCOUNTANT TO THE REGISTRANT WERE APPROVED BY THE REGISTRANT’S AUDIT COMMITTEE.

(f) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT’S PRINCIPAL ACCOUNTANT’S FULL-TIME EMPLOYEES.

(g) THE AGGREGATE AMOUNT OF NON-AUDIT FEES BILLED BY THE REGISTRANT’S ACCOUNTANT FOR SERVICES RENDERED TO THE REGISTRANT RELATE SOLELY TO TAX SERVICES AND ARE DISCLOSED IN ITEM 4(c) ABOVE.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE.

Item 6. Schedule of Investments

THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FORM N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF TRUSTEES.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1) THE REGISTRANTS CODE OF ETHICS THAT WAS FORMALLY ADOPTED ON SEPTEMBER 17, 2003 IS ATTACHED HERETO AS EX 99.CODE ETH.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cadre Institutional Investors Trust

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date             12/6/2007                       .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis .
Martin P. Margolis, President .

Date             12/6/2007                       .

By (Signature and Title)*	/s/ Debra J. Goodnight .
Debra J. Goodnight, Treasurer .

Date             12/6/2007                       .

* Print the name and title of each signing officer under his or her signature.